Segment Information - Summary of Geographical Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Total revenue	₺ 17,632,064	₺ 14,285,561	₺ 12,769,415
Non-current assets	19,913,363	18,249,312
Turkey [member]
Disclosure of geographical areas [line items]
Total revenue	16,431,863	13,321,503	11,779,345
Non-current assets	18,098,228	16,548,162
Ukraine [member]
Disclosure of geographical areas [line items]
Total revenue	664,643	573,951	571,630
Non-current assets	1,408,783	1,211,789
Belarus [member]
Disclosure of geographical areas [line items]
Total revenue	209,884	149,005	141,219
Non-current assets	138,371	291,498
Azerbaijan [member]
Disclosure of geographical areas [line items]
Total revenue	174,021	108,329	145,654
Non-current assets	13,663	13,563
Turkish Republic of Northern Cyprus [member]
Disclosure of geographical areas [line items]
Total revenue	148,637	129,785	125,668
Non-current assets	141,802	117,243
Germany [member]
Disclosure of geographical areas [line items]
Total revenue	3,016	2,988	₺ 5,899
Non-current assets	₺ 112,516	₺ 67,057